EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
The following table sets forth the computation of basic and diluted earnings per share attributable to IAC shareholders.

	Years Ended December 31,
	2013		2012		2011
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(In thousands, except per share data)
Numerator:
Earnings from continuing operations	$281,799	$281,799	$169,847	$169,847	$175,569	$175,569
Net loss (earnings) attributable to noncontrolling interests	2,059	2,059	(1,530)	(1,530)	2,656	2,656
Earnings from continuing operations attributable to IAC shareholders	283,858	283,858	168,317	168,317	178,225	178,225
Earnings (loss) from discontinued operations attributable to IAC shareholders	1,926	1,926	(9,051)	(9,051)	(3,992)	(3,992)
Net earnings attributable to IAC shareholders	$285,784	$285,784	$159,266	$159,266	$174,233	$174,233

Denominator:
Weighted average basic shares outstanding	83,480	83,480	86,247	86,247	86,755	86,755
Dilutive securities including stock options, warrants and RSUs(a)(b)	—	3,262	—	6,842	—	7,566
Denominator for earnings per share—weighted average shares(a)(b)	83,480	86,742	86,247	93,089	86,755	94,321

Earnings (loss) per share attributable to IAC shareholders:
Earnings per share from continuing operations	$3.40	$3.27	$1.95	$1.81	$2.05	$1.89
Discontinued operations	0.02	0.02	(0.10)	(0.10)	(0.04)	(0.04)
Earnings per share	$3.42	$3.29	$1.85	$1.71	$2.01	$1.85
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(a)
If the effect is dilutive, weighted average common shares outstanding include the incremental shares that would be issued upon the assumed exercise of stock options and warrants and vesting of restricted stock units ("RSUs"). As of May 8, 2012, there are no warrants outstanding. For the years ended December 31, 2013, 2012 and 2011 approximately 0.4 million, 0.8 million and 1.0 million shares, respectively, related to potentially dilutive securities are excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

(b)
Performance-based stock units ("PSUs") are included in the denominator for earnings per share if (i) the applicable performance condition(s) has been met and (ii) the inclusion of the PSUs is dilutive for the respective reporting periods. For the year ended December 31, 2013, all PSUs that were considered to be probable of vesting are included in the calculation of diluted earnings per share as their performance conditions had been met. For the years ended December 31, 2012 and 2011 approximately 0.1 million and 3.1 million PSUs, respectively, that were probable of vesting were excluded from the calculation of diluted earnings per share because the performance conditions had not been met.